Annual Notice of Securities Sold Pursuant to Rule 24F-2

     UNITED STATES SECURITIES & EXCHANGE COMMISSION
     Washington, D.C. 20549

     Form 24F-2
     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2

1.        Name and address of issuer:

               American Growth Fund, Inc.
               110 16th Street, Suite 1400
               Denver, CO 80202

X2.       The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.        Investment Company Act File Number:     811-825

          Securities Act File Number:             2-14543

4(a).     Last day of fiscal year for which this Form is filed:

                         July 31, 1999

4(b).     Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).
(See Instructions A.2)

4(c).     Check box if this is the last time the issuer will be
filing this Form.

0.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                            $7,129,211
     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:       (35,180,525)
     (iii)Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                       0.00
     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):                 (35,180,525)
     (v)  Net sales - if Item 5(i) is greater
          than Item 5(iv)[subtract Item 5(iv)
          From Item 5(i)]:                                  0.00
     (vi) Redemption credits available for use
          in future years - if Item 5(i) is less
          than Item 5(iv) [subtract Item 5(iv) from
          Item 5(i):                                   (28,051,314)
     (vii)Multiplier for determining registration
          fee (See Instruction C.9):                   X    .000278
     (viii)    Registration fee due (multiply Item
               5(v) by Item 5(vii)] (enter "0" if
               no fee is due):                         $    0.00

6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                        +$____________________

8. Total of the amount of the registration fee due, plus any interest due (line 5(viii) plus line 7]:

                                        -$____________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                         Wire Transfer

                         Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
__________________________________________



___________________________________________




Date____________________


          *Please print the name and title of the signing officer below the signature.